SHORT-TERM BORROWINGS (Details Narrative) - USD ($)		12 Months Ended
	Jul. 12, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 07, 2019
Line of Credit Facility [Line Items]
Interest expense		$ 807,939	$ 907,013	$ 1,136,096
Revolving Credit Facility [Member] | Two Thousand Nineteen Note [Member]
Line of Credit Facility [Line Items]
Line of credit principal amount withdrawn	$ 5,000,000
Debt instrument interest rate percentage					5.25%
Line of credit interest rate		8.50%
Line of credit maturity date		Jan. 31, 2025
Interest expense		$ 350,890	$ 382,655	$ 263,788